Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
2024		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,896	2,390	1,305	201
Guarantees on loans	348	258	54	36
Guarantees on securities	93	42	51	—
Other guarantees	3,543	2,809	614	120
Guarantees for the repayment of trust principal	16	—	7	10
Liabilities of trust accounts	599	165	225	209
Derivative financial instruments	113,108	78,356	29,674	5,077

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
2025		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	4,100	2,233	1,651	217
Guarantees on loans	220	126	79	15
Guarantees on securities	92	—	92	—
Other guarantees	3,309	2,709	494	106
Guarantees for the repayment of trust principal	11	—	2	8
Liabilities of trust accounts	330	98	61	171
Derivative financial instruments	80,505	38,199	35,858	6,448

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2024 and 2025:

	2024	2025

	(in billions of yen)
Commitments to extend credit (Note)	115,577	119,733
Commercial letters of credit	1,778	1,829

Total	117,355	121,562

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2024 and 2025:

	2024		2025

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	522,936		474,361
Lease liabilities (Note)	548,699		502,997
Weighted average:
Remaining lease term	14.0	years	13.5	years
Discount rate	0.97%		1.06%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Lease cost (Note)	101,808	104,314	103,386
Right-of-use assets obtained in exchange for new lease liabilities	65,417	52,831	37,637
Operating cash flows	86,329	83,100	82,634

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2025:

As of March 31, 2025

(in millions of yen)
Fiscal year ending March 31:
2026	76,543
2027	53,761
2028	42,147
2029	36,565

As of March 31, 2025

(in millions of yen)
2030	32,865
2031 and thereafter	287,300

Total lease payments	529,181

Amount representing interest	26,184

Total lease liabilities for operating leases	502,997

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2024 and 2025:

	2024	2025

	(in billions of yen)
Investment grade	6,095	5,900
Non-investment grade	1,784	1,821

Total	7,879	7,721

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.